Loans and other borrowings	12 Months Ended
Mar. 31, 2019
Text Block1 [Abstract]
Loans and other borrowings

25. Loans and other borrowings

Significant accounting policies that apply to loans and other borrowings

We initially recognise loans and other borrowings at the fair value of amounts received net of transaction costs. They are subsequently measured at amortised cost using the effective interest method and, if included in a fair value hedge relationship, are re-valued to reflect the fair value movements on the associated hedged risk. The resulting amortisation of fair value movements, on de-designation of the hedge, is recognised in the income statement.

What’s our capital management policy?

The objective of our capital management policy is to target an overall level of debt consistent with our credit rating target while investing in the business, supporting the pension scheme and paying dividends. In order to meet this objective, we may issue or repay debt, issue new shares, repurchase shares, or adjust the amount of dividends paid to shareholders. We manage the capital structure and make adjustments to it in the light of changes in economic conditions and the risk characteristics of the group. The Board regularly reviews the capital structure. No changes were made to these objectives and processes during 2018/19, 2017/18 or 2016/17. For details of share issues and repurchases in the year see note 21.

Our capital structure consists of net debt and shareholders’ equity. The analysis below summarises the components which we manage as capital.

At 31 March	2019 £m	2018 £m	2017 £m
Net debt	11,035	9,627	8,932
Total parent shareholders’ equity[a]	10,140	9,877	8,305
	21,175	19,504	17,237

[a] Excludes non-controlling interests of £27m (2017/18: £34m, 2016/17: £30m). 2017/18 parent shareholders’ equity has been restated to reflect the update to the calculation of our IAS 19 accounting valuation of retirement benefit obligations, refer to note 2.

Net debt

Net debt consists of loans and other borrowings (both current and non-current), less current asset investments and cash and cash equivalents. Loans and other borrowings are measured at the net proceeds raised, adjusted to amortise any discount over the term of the debt. For the purpose of this measure, current asset investments and cash and cash equivalents are measured at the lower of cost and net realisable value. Currency denominated balances within net debt are translated to sterling at swapped rates where hedged.

Net debt is considered to be an alternative performance measure as it is not defined in IFRS. The most directly comparable IFRS measure is the aggregate of loans and other borrowings (current and non-current), current asset investments and cash and cash equivalents.

A reconciliation from the most directly comparable IFRS measure to net debt is given below.

At 31 March	2019 £m	2018 £m	2017 £m
Loans and other borrowings	16,876	14,275	12,713
Less:
Cash and cash equivalents	(1,666)	(528)	(528)
Current asset investments	(3,214)	(3,022)	(1,520)
	11,996	10,725	10,665

Adjustments:
To retranslate debt balances at swap rates where hedged by currency swaps	(701)	(874)	(1,419)
To remove accrued interest applied to reflect the effective interest method and fair value adjustments	(260)	(224)	(314)
Net debt	11,035	9,627	8,932

The table below shows the key components of net debt and of the increase of £1,408m this year.

	At 1 April 2018 £m	Issuance/ (maturities) £m	Fair value movements £m	Foreign exchange £m	Transfer to within one year £m	Accrued interest movements £m	At 31 March 2019 £m
Debt due within one year[a]	2,281	(1,423)	(8)	(97)	1,281	66	2,100
Debt due after one year	11,994	3,972	(11)	(102)	(1,111)	34	14,776
Cash flows from derivatives related to net debt	–	124	-	-	(124)	-	-
Overdrafts	–	46	-	-	(46)	-	-
Impact of cross-currency swaps[b]	(874)	-	-	182	-	(9)	(701)
Removal of the accrued interest and fair value adjustments[c]	(226)	-	19	-	-	(56)	(263)
Gross debt	13,175	2,719	-	(17)	-	35	15,912
Less:
Cash and cash equivalents	(528)	(1,140)	-	(3)	-	5	(1,666)
Current asset investments	(3,022)	(203)	-	11	-	-	(3,214)
Removal of the accrued interest[c]	2	-	-	-	-	1	3
Net debt	9,627	1,376	-	(9)	-	41	11,035

[a] Including accrued interest and bank overdrafts.

[b] Translation of debt balances at swap rates where hedged by cross currency swaps.

[c] Removal of accrued interest applied to reflect the effective interest rate method and removal of fair value adjustments.

25. Loans and other borrowings continued

The table below gives details of the listed bonds and other debt.

At 31 March	2019 £m	2018 £m	2017 £m
6.625% £500m bond due June 2017[a]	–	–	526
5.95% US$1,100m bond due January 2018[a]	–	–	891
3.25% €600m bond due August 2018[a]	-	541	539
2.35% US$800m bond due February 2019[a]	-	572	642
4.38% £450m bond due March 2019	-	455	460
1.125% €1,000m bond due June 2019[a]	869	883	863
8.625% £300m bond due March 2020	300	300	300
0.625% €1,500m bond due March 2021[a]	1,289	1,309	1,282
0.5% €575m bond due June 2022[a]	495	502	–
1.125% €1,100m bond due March 2023[a]	946	961	942
0.875% €500m bond due September 2023[a]	430	–	–
4.5% US$675m bond due December 2023[a]	524	–	–
1% €575m bond due June 2024[a]	498	506	–
1% €1,100m bond due November 2024[a]	943	959	–
3.50% £250m index linked bond due April 2025	433	419	403
1.75% €1,300m bond due March 2026[a]	1,118	1,137	1,113
1.5% €1,150m bond due June 2027[a]	993	1,009	–
2.125% €500m bond due September 2028[a]	433	–	–
5.125% US$700m bond due December 2028[a]	542
5.75% £600m bond due December 2028	710	721	731
9.625% US$2,670m bond due December 2030[a] (minimum 8.625%b)	2,096	1,943	2,191
3.125% £500m bond due November 2031	502	502	–
3.64% £330m bond due June 2033	339	–	–
1.613% £330m index linked bond due June 2033	340	–	–
6.375% £500m bond due June 2037[a]	522	522	522
3.883% £330m bond due June 2039	340	–	–
1.739% £330m index linked bond due June 2039	340	–	–
3.924% £340m bond due June 2042	350	–	–
1.774% £340m index linked bond due June 2042	351	–	–
3.625% £250m bond due November 2047	250	250	–
Total listed bonds	15,953	13,491	11,405
Finance leases	206	223	229
2.21% £350m bank loan due December 2017	-	–	352
Other loans	645	532	710
Bank overdrafts (note 24)	72	29	17
Total other loans and borrowings	717	561	1,079
Total loans and other borrowings	16,876	14,275	12,713

[a] Designated in a cash flow hedge relationship.

[b] The interest rate payable on this bond attracts an additional 0.25% for a downgrade by one credit rating by either Moody’s or Standard & Poor’s to the group’s senior unsecured debt below A3/A–respectively. In addition, if Moody’s or Standard & Poor’s subsequently increase the ratings then the interest rate will be decreased by 0.25% for each rating category upgrade by each rating agency. In no event will the interest rate be reduced below the minimum rate reflected in the above table.

Unless previously designated in a fair value hedge relationship, all loans and other borrowings are carried on our balance sheet and in the table above at amortised cost. The fair value of listed bonds and other long-term borrowings is £17,785m (2017/18: £14,878m, 2016/17: £13,496m) and the fair value of finance leases is £251m (2017/18: £253m, 2016/17: £273m).

The fair value of our bonds and other long-term borrowings is estimated on the basis of quoted market prices (Level 1), or based on similar issuances where they exist (Level 2).

The carrying amount of other loans and bank overdrafts equates to fair value due to the short maturity of these items (Level 3).

25. Loans and other borrowings continued

The interest rates payable on loans and borrowings disclosed above reflect the coupons on the underlying issued loans and borrowings and not the interest rates achieved through applying associated cross-currency and interest rate swaps in hedge arrangements.

Loans and other borrowings are analysed as follows:

At 31 March	2019 £m	2018 £m	2017 £m
Current liabilities
Listed bonds	1,367	1,702	1,539
Finance leases	16	18	15
Bank loans	-	–	352
Other loans and bank overdrafts[a]	717	561	726
Total current liabilities	2,100	2,281	2,632
Non-current liabilities
Listed bonds	14,586	11,789	9,866
Finance leases	190	205	214
Other loans	-	–	1
Total non-current liabilities	14,776	11,994	10,081
Total	16,876	14,275	12,713

[a] Includes collateral received on swaps of £638m (2017/18: £525m, 2016/17: £702m).

The carrying values disclosed in the above table reflect balances at amortised cost adjusted for accrued interest and fair value adjustments to the relevant loans or borrowings. These do not reflect the final principal repayments that will arise after taking account of the relevant derivatives in hedging relationships which are reflected in the table below. Apart from finance leases, all borrowings as at 31 March 2019, 2018 and 2017 were unsecured.

The principal repayments of loans and borrowings at hedged rates amounted to £15,912m (2017/18: £13,175m, 2016/17: £10,980m) and repayments fall due as follows:

	2019			2018			2017
At 31 March	Carrying amount £m	Effect of hedging and interest £m	Principal repayments at hedged rates £m	Carrying amount £m	Effect of hedging and interest £m	Principal repayments at hedged rates £m	Carrying amount £m	Effect of hedging and interest £m	Principal repayments at hedged rates £m
Within one year, or on demand	2,100	(264)	1,836	2,272	(291)	1,981	2,632	(498)	2,134
Between one and two years	1,309	(133)	1,176	1,192	(66)	1,126	1,614	(197)	1,417
Between two and three years	15	-	15	1,332	(154)	1,178	1,166	(43)	1,123
Between three and four years	1,463	(89)	1,374	18	–	18	1,295	(121)	1,174
Between four and five years	964	33	997	1,489	(111)	1,378	12	–	12
After five years	10,975	(461)	10,514	7,899	(405)	7,494	5,844	(724)	5,120
Total due for repayment after more than one year	14,726	(650)	14,076	11,930	(736)	11,194	9,931	(1,085)	8,846
Total repayments	16,826	(914)	15,912	14,202	(1,027)	13,175	12,563	(1,583)	10,980
Fair value adjustments	50			73			150
Total loans and other borrowings	16,876			14,275			12,713

Obligations under finance leases are analysed as follows:

	2019	2018	2017	2019	2018	2017
	Minimum lease payments			Repayment of outstanding lease obligations
At 31 March	£m	£m	£m	£m	£m	£m
Amounts payable under finance leases:
Due within one year	29	33	29	16	18	14
Between two to five years	109	122	102	66	71	50
After five years	159	193	237	120	130	165
	297	348	368	202	219	229
Less: future finance charges	(95)	(129)	(139)	-	–	–
Fair value adjustments for purchase price adjustment	4	4	–	4	4	–
Total finance lease obligations	206	223	229	206	223	229

Assets held under finance leases mainly consist of buildings and network assets. Our obligations under finance leases are secured by the lessors’ title to the leased assets.